VIEs (VIEs Consolidated within Sohu Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS:
Cash and cash equivalents	$ 305,126	$ 819,485
Restricted cash	8,661	3,539
Account and financing receivables, net	260,716	264,411
Prepaid and other current assets	124,332	225,744
Short-term investments	1,316,833	1,041,395
Total current assets	2,015,668	2,388,898
Long-term investments, net	94,332	108,356
Fixed assets, net	447,688	504,647
Intangible assets, net	11,437	24,071
Goodwill	52,923	53,263	$ 71,565
Other non-current assets	65,620	43,928
Total assets	2,689,790	3,370,847
LIABILITIES
Accounts payable	253,403	286,745
Accrued liabilities	249,810	292,282
Receipts in advance and deferred revenue	118,222	120,404
Total current liabilities	1,098,793	1,255,218
Long-term tax liabilities	181,640	174,339
Deferred tax liabilities	95,904	85,264
Other long-term liabilities	5,769	0
Total liabilities	1,382,873	1,817,896
Net revenue	1,845,447	1,812,827	1,769,589
Net income /(loss)	(43,391)	(67,359)	(470,003)
Net cash provided by /(used in) operating activities	210,590	84,025	187,687
Net cash used in investing activities	(443,220)	(459,244)	(714,503)
Net cash provided by /(used in) financing activities	(513,163)	96,334	801,975
Variable Interest Entity Primary Beneficiary [Member]
ASSETS:
Cash and cash equivalents	52,744	65,864
Restricted cash	6,474	697
Account and financing receivables, net	140,300	122,884
Prepaid and other current assets	17,528	20,554
Short-term investments	7,192	7,305
Intra-Group receivables due from the Company's subsidiaries	420,103	390,157
Total current assets	644,341	607,461
Long-term investments, net	43,657	45,871
Fixed assets, net	1,400	1,793
Intangible assets, net	6,832	18,240
Goodwill	36,194	36,353
Other non-current assets	16,656	1,925
Total assets	749,080	711,643
LIABILITIES
Accounts payable	74,781	84,749
Accrued liabilities	64,874	60,555
Receipts in advance and deferred revenue	47,735	43,020
Other current liabilities	80,859	86,851
Intra-Group payables due to the Company's subsidiaries	300,601	273,672
Total current liabilities	568,850	548,847
Long-term tax liabilities	13,220	13,554
Deferred tax liabilities	1,998	2,239
Intra-Group payables due to the Company's subsidiaries	18,599	18,897
Other long-term liabilities	1,130	0
Total liabilities	603,797	583,537
Net revenue	1,013,452	923,131	881,284
Net income /(loss)	18,116	(18,436)	34,910
Net cash provided by /(used in) operating activities	(7,084)	69,925	(52,351)
Net cash used in investing activities	(18,481)	(49,271)	(14,020)
Net cash provided by /(used in) financing activities	$ 8,601	$ 650	$ (131)